5. LOANS, NET (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Loans	$ 382,767	$ 253,268
Less: Provision for credit losses	(5,239)	(2,609)
Less: Deferred loan origination fees	(3,145)	0
Loans, net	374,383	250,659
Current
Loans	362,682	246,279
Less: Provision for credit losses	(3,554)	(2,407)
Less: Deferred loan origination fees	(3,145)	0
Loans, net	355,983	243,872
Past Due
Loans	20,086	6,989
Less: Provision for credit losses	(1,686)	(202)
Less: Deferred loan origination fees	0	0
Loans, net	$ 18,400	$ 6,787